Restricted Cash - Additional Information (Details) $ in Millions	Dec. 31, 2021 CAD ($)
Restricted Cash [Line Items]
Cell account funded amount	$ 12.1
Sundial Insurance (Bermuda) Ltd [Member]
Restricted Cash [Line Items]
Additional coverage and funded amount to cell account	$ 7.1